Employee benefits and share-based payments	12 Months Ended
Jun. 30, 2026
Employee benefits and share-based payments
Employee benefits and share-based payments

29. Employee benefits and share-based payments

Incentive Plan

In September 2011, the Group established a share-based incentive plan aimed at certain employees, directors, and members of the senior management of IRSA and Cresud. Under this plan, during fiscal years 2011, 2012, and 2013, the beneficiaries were entitled to receive shares of IRSA and Cresud based on a percentage of their annual bonus, subject to the fulfillment of certain conditions, including the requirement to remain employed for at least five years.

These shares are classified as treasury stock of IRSA and Cresud and are transferred to the beneficiaries who have met the required conditions once they leave the Company, provided that their termination is not for just cause by the Company. Nevertheless, until such termination occurs, the beneficiaries are entitled to the economic rights of said shares, while the voting rights are exercised by the trust holding ownership of the assigned shares.

The fair value determined at the time of granting the plan after obtaining all the corresponding authorizations was ARS 23.5 per share of IRSA. This fair value was estimated by taking into account the market price of the shares of the Company on said date.

Additionally, on October 28, 2024, the General Shareholders’ Meeting authorized the Board of Directors to implement an incentive plan aimed at promoting equity ownership among key employees and directors, for a maximum number of shares equivalent to 1.00% of the issued share capital.

Within this framework, the Board of Directors approved the regulations governing the grant of such shares, which, among other provisions, include a service condition and vesting in three equal tranches of one-third each: the first upon formal acceptance of the invitation, and the second and third in January 2027 and January 2028, respectively. The Board of Directors may establish different plans each year until all authorized shares have been allocated.

The benefits granted are subject to clawback, reduction, or cancellation in the event of fraud, breach of confidentiality or compliance obligations, unfair competition, or violation of the Company’s Code of Ethics. Once transferred, the shares are freely transferable by the beneficiary, subject to the blackout periods established by the Company and/or the relevant regulatory authorities.

The first beneficiaries were granted in late March 2026, which constitutes the grant date. The plan is settled through the delivery of treasury shares held through the IRSA LTI Trust. The fair value, estimated based on the market price of the shares at the grant date, amounted to ARS 2,241.67 per share. The expense is recognized separately for each tranche: the first tranche was fully recognized in profit or loss during the year, while the remaining tranches are recognized over the vesting periods ending in January 2027 and January 2028.

The evolution of the shares allocated to the plan’s beneficiaries and not yet delivered during fiscal years 2026, 2025 and 2024 is as follows:

	06.30.2026	06.30.2025	06.30.2024
At the beginning	1,614,402	1,671,877	1,773,528
Additions	8,152,584	-	-
Distributed to beneficiaries	(824,065)	(57,475)	(101,651)
At the end	8,942,921	1,614,402	1,671,877

Defined contribution plan

The Group operates a defined contribution plan (the “Plan”) which covers certain selected managers. The Plan was effective as from January 1, 2006. Participants can make pre-tax contributions to the Plan of up to 2.5% of their monthly salary (“Base Contributions”) and up to 15% of their annual bonus (“Extraordinary Contributions”). Under the Plan, the Group matches employee contributions to the plan at a rate of 200% for Base Contributions and 300% for Extraordinary Contributions.

All contributions are invested in funds administered outside of the Group. Participants or their assignees, as the case may be, will have access to the 100% of the Company contributions under the following circumstances:

(i) ordinary retirement in accordance with applicable labor regulations;

(ii) total or permanent incapacity or disability;

(iii) death.

In case of resignation or termination without fair cause, the manager will receive the Group’s contribution only if he or she has participated in the Plan for at least 5 years. Starting from July 1, 2023, contributions will only be made at 100% of the Basic Contributions.

On July 1, 2023, a new ILP plan came into effect, which covers certain key positions. This is a compensation plan in which participants are entitled to receive a defined contribution if the objectives set by the company for the next three fiscal years are achieved. To receive the contribution, beneficiaries are required to remain with the Company until the end of the program on June 30, 2026, and meet the objectives.

Contributions made by the Group under the Plan amount to ARS 1,995, ARS 3,818 and ARS 2,612 for the fiscal years ended June 30, 2026, 2025 and 2024, respectively.